CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues [abstract]
Software revenue	$ 8,357,160	52,599,132	63,887,988	54,187,769
Hardware revenue	6,170,774	38,838,235	35,805,127	21,518,084
Service fee revenue	13,189,138	83,011,113	52,209,569	33,130,034
Total Revenues	27,717,072	174,448,480	151,902,684	108,835,887
Cost of revenues [abstract]
Cost of software revenue	(2,011,292)	(12,658,868)	(11,952,426)	(13,805,682)
Cost of hardware revenue	(5,149,900)	(32,412,956)	(31,282,457)	(17,294,931)
Cost of service fee revenue	(9,197,065)	(57,885,408)	(30,748,994)	(22,067,175)
Amortization of acquired technology	(1,245,486)	(7,838,965)	(10,353,492)	(11,513,910)
Amortization of software costs	(527,472)	(3,319,857)	(4,734,364)	(4,280,233)
Impairment loss of intangible assets	(657,016)	(4,135,194)	(2,401,502)
Total Cost of Revenues	(18,788,231)	(118,251,248)	(91,473,235)	(68,961,931)
Gross Profit	8,928,841	56,197,232	60,429,449	39,873,956
Operating Expenses [abstrct]
Research and development expenses	(741,372)	(4,666,122)	(8,152,923)	(3,165,788)
General and administrative expenses	(7,345,423)	(46,231,355)	(39,253,368)	(33,620,855)
Selling and distribution expenses	(3,947,512)	(24,845,248)	(34,755,979)	(27,519,934)
Total Operating Expenses	(12,034,307)	(75,742,725)	(82,162,270)	(64,306,577)
Loss from operations	(3,105,466)	(19,545,493)	(21,732,821)	(24,432,621)
Other income (expenses) [abstract]
Interest income	84,876	534,203	588,600	589,508
Interest expenses	(87,440)	(550,338)	(636,050)	(450,817)
Interest expenses - amortization of discount on convertible notes payable	(1,021,922)	(6,431,872)	(13,712)	(13,316)
Interest expenses - amortization of deferred loan costs	(75,374)	(474,399)	(369,516)	(350,996)
Finance cost - exchange warrants			(1,443,888)
Loss on investments	(38,132)	(240,000)	(54,192)
Gains on derivative liabilities	55,223	347,565	3,429,479	1,290,329
Other income	138,816	873,697
Foreign currency exchange loss	(5,857)	(36,864)	(530,939)	(133,087)
Loss from continuing operations before income tax	(4,055,276)	(25,523,501)	(20,763,039)	(23,501,000)
Less: Income tax benefit	(90,859)	(571,857)	(1,770,001)	(1,513,216)
Loss from continuing operations	(3,964,417)	(24,951,644)	(18,993,038)	(21,987,784)
Less: Net loss attributable to the non-controlling interest	(81,257)	(511,423)	(1,606,146)	(2,099,874)
Net loss from continuing operations attributable to eFuture Information Technology Inc.	(3,883,160)	(24,440,221)	(17,386,892)	(19,887,910)
Discontinued operations [abstract]
Gain (Loss) from discontinued operations(including gain on disposal of nil, CNY 3,427,236 and CNY 6,701,170($1,064,709), respectively)	891,236	5,609,352	63,471	(5,260,675)
Less: Income tax expenses				116,912
Gain (Loss) from discontinued operations	891,236	5,609,352	63,471	(5,377,587)
Net loss	$ (2,991,924)	(18,830,869)	(17,323,421)	(25,265,497)
Earnings (Loss) per ordinary share [abstract]
Basic	$ (0.72)	(4.56)	(4.53)	(7.51)
Continuing operations	$ (0.94)	(5.92)	(4.55)	(5.91)
Discontinued operations	$ 0.22	1.36	0.02	(1.60)
Diluted	$ (0.72)	(4.56)	(4.53)	(7.51)
Continuing operations	$ (0.94)	(5.92)	(4.55)	(5.91)
Discontinued operations	$ 0.22	1.36	0.02	(1.60)
Basic Weighted-average Shares Outstanding	4,130,221	4,130,221	3,822,386	3,362,986
Fully-Diluted Weighted-average Shares Outstanding	4,130,221	4,130,221	3,831,803	3,396,881